Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies - Subsidiaries in Consolidation (Table)

				Statement of profit/(loss)
Company Name (5)	Country of Incorporation	Nature	Percentage of Ownership	2023	2022	2021
Navios South American Logistics Inc.	Marshall Is.	Holding Company	—	1/1-12/31	1/1-12/31	1/1-12/31
Corporacion Navios S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Energias Renovables del Sur S.A.	Uruguay	Land Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Mercopar S.A.C.I.	Paraguay	Operating/Barge-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Petrolera San Antonio S.A.	Paraguay	Port Facility-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Horamar do Brasil Navegação Ltda	Brazil	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Honey Bunkering S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Naviera Alto Parana S.A.	Paraguay	Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Edolmix S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Cartisur S.A.	Uruguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
NP Trading S.A.	British Virgin Islands	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Ruswe International S.A.	Uruguay	Barge-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Delta Naval Trade S.A.	Panama	Tanker-Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Terra Norte Group S.A.	Paraguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Corporacion Navios Granos S.A.	Uruguay	Port-Facility Owning Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Docas Fluvial do Porto Murtinho S.A.	Brazil	Land Owning Company	95%	1/1-12/31	1/1-12/31	1/1-12/31
Siriande S.A.	Uruguay	Sub-Holding Company	100%	1/1-12/31	1/1-12/31	1/1-12/31
Grimaud Ventures S.A.(1)	Marshall Islands	Financial Asset Holder Company	100%	—	—	1/1-7/30
Brundir S.A.(2)	Uruguay	Non-Operating Company	100%	1/1-12/31	1/1-12/31	10/21-12/31
NP Transshipment Services S.A. (3)	Panama	Non-Operating Company	100%	8/29-12/31	—	—
Petropal Inc. (3)	Marshall Islands	Sub-Holding Company	100%	5/17-12/31	—	—
Binrol S.A. (3)	Uruguay	Non-Operating Company	100%	7/7-12/31	—	—
Wemby S.A. (3)	Uruguay	Sub-Holding Company	100%	7/11-12/31	—	—
Vimalcor S.A. (4)	Uruguay	Port - Facility Owning Company	100%	5/8-12/31	—	—

(1)	On July 30, 2021, the Company declared and paid a pro rata dividend to its shareholders in shares of Grimaud (as defined herein), representing 100% of Navios Logistics’ equity interest in Grimaud.

(2)	On October 21, 2021, the Company acquired 100% of the common shares of Brundir S.A.. Brundir S.A. is a non-operating company.

(3)	These Companies were established during the year ended December 31, 2023.

(4)	Vimaclor was acquired on May 8, 2023. See Note 2(z) “Asset Acquisition”, Note 11 “Intangibles” and Note 20 “Leases”.

(5)	On January 30, 2024, a direct subsidiary of the Company, NP Transshipment Services Ltd., a Transshipment Vessel Operating Company was incorporated in Malta.

Significant Accounting Policies - Exchange Rates (Table)

Exchange rates	2023 closing	2023 average	2022 closing	2022 average	2021 closing	2021 average
Uruguay pesos	39.022	38.815	40.07	41.16	44.70	43.55
Argentina pesos	808.45	295.29	177.16	130.81	102.72	95.19
Paraguay guarani	7,283.62	7,295.65	7,339.72	6,987.14	6,887.40	6,783.73
Brazilian reais	4.8413	4.9953	5.2177	5.1655	5.5805	5.3956

Significant Accounting Policies - Useful Lives of Assets (Table)
Dry port terminal	5 to 49 years
Oil storage, plant and port facilities for liquid cargoes	5 to 20 years
Other fixed assets	5 to 10 years

Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table)
Years
Port terminal operating rights	47
Customer relationships	20